Accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting policies
Basis of preparation of the consolidated financial statements

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union and IFRS as published by the International Accounting Standards Board (IASB).

The interim consolidated financial statements of TOTAL S.A. and its subsidiaries (the Group) as of June 30 2019, are presented in U.S. dollars and have been prepared in accordance with International Accounting Standard (IAS) 34 “Interim Financial Reporting”.

Accounting principles applied in the interim financial statements

The accounting principles applied for the consolidated financial statements at June 30, 2019, are consistent with those used for the financial statements at December 31, 2018, with the exception of standards or amendments that must be applied for periods beginning January 1, 2019.

First-time application of IFRS 16 "Leases"

➢	First-time application of IFRS 16 "Leases"

As part of the first application of IFRS 16 "Leases" as of January 1, 2019, the Group:

-

applied the simplified retrospective transition method, accounting for the cumulative effect of the initial application of the standard at the date of first application, without restating the comparative periods;

-	used the following simplification measures provided by the standard in the transitional provisions:
o	exclusion of contracts that the Group had not previously identified as containing a lease under IAS 17 and IFRIC 4,
o	exclusion of leases whose term ends within 12 months of the date of first application;
-	recognized each lease component as a separate lease, separately from non-lease components of the lease (services);
-	applied the two exemptions of the standard on short-term leases and leases of low-value assets.

In addition, the Group is currently analyzing the facts and circumstances and contractual terms of each lease agreement used in Joint Operations to determine whether the decision of the IFRS Interpretation Committee of March 2019 dealing with the recognition of lease liabilities in the context of unincorporated joint operations has an impact on its consolidated financial statements.

The impact of the application of this standard as at January 1, 2019 is $5,698 million on fixed assets, $(5,505) million on net debt and $(193) million on other assets and liabilities. The weighted average incremental borrowing rate at the transition date is 4.5%.

The impact on fixed assets is broken down as follows:

(in M$)

Right of use of buildings	2,278
Right of use of machinery, plant and equipment (including transportation equipment)	2,632
Other right of use	788
Total	5,698